Summary of significant accounting policies- Others (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥) shares
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%	50.00%
PRC
Statutory reserves
Appropriation to statutory reserves		¥ 529,000,000	¥ 267,000,000	¥ 1,137,000,000
Appropriation to the enterprise expansion fund and staff welfare and bonus fund		¥ 0	¥ 0	0
Share repurchase for purpose of certain equity investment plans for management
Treasury shares
Number of ordinary shares included in treasury shares account | shares	24,393,569		28,245,662		24,393,569
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%	125.00%
Interest rate swaps
Derivatives and hedging
Gain (loss) on the fair value change of the interest rate swaps not qualified for hedge accounting			¥ (43,000,000)	¥ 102,000,000
Loss recorded in consolidated income statements upon termination of the interest rate swap contracts			¥ 59,000,000
Foreign exchange contracts
Derivatives and hedging
Fair value amount of qualified and designated as hedging instruments	$ 40				¥ 257,000,000
Loss recognized in other income, net	$ 46	¥ 298,000,000